BORROWING, FINANCING AND DEBENTURES - Additional Information (Detail) $ in Thousands, £ in Millions									1 Months Ended	12 Months Ended
	Dec. 06, 2022 BRL (R$)	Jul. 30, 2022 BRL (R$)	Jul. 25, 2022 BRL (R$) Debenture	May 04, 2021 BRL (R$)	Apr. 23, 2021 GBP (£)	Jul. 22, 2019 BRL (R$) Debenture	Sep. 21, 2018 BRL (R$) Debenture	Sep. 28, 2017 BRL (R$) shares Debenture	Sep. 30, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 BRL (R$)	Sep. 19, 2022 BRL (R$)	May 04, 2021 USD ($)	Apr. 23, 2021 BRL (R$)
BORROWING, FINANCING AND DEBENTURES
Measurement period of earnings before interest, taxes, depreciation, and amortization in financial covenants										12 months
Annual percentage interest rate										13.65%		13.65%
Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | shares								260,000
Unsecured Debentures [Member]
BORROWING, FINANCING AND DEBENTURES
Debt Issuance Cost										R$ 31,955,000	R$ 6,370,000
Interest Costs										7,704,000	3,096,000
Unsecured Debentures [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount						R$ 1,576,450,000	R$ 1,000,000,000	R$ 2,600,000,000
Number Of Debentures Issued | Debenture						157,645	100,000
Nominal Unit Value						R$ 10,000
Debentures, Series 11 [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount			R$ 826,030,000
Number Of Debentures Issued | Debenture			826,030
Borrowings Adjustment To Interest Rate Basis			1.65%
Borrowings Interest Rate Basis			100% of the accrued variation of the daily average rates for Interfinancial Deposits (DI)
Nominal Unit Value			R$ 1,000,000
Debentures, Series 11 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount		R$ 826,030
Number Of Debentures Issued		826,030
Unsecured Debentures Due on September 25, 2020 [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures											664,090,000
Unsecured Debentures Due on September 25, 2020 [Member] | Natura Cosmticos SA [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture								77,273
Borrowings Maturity								September 25, 2020
Borrowings Interest Rate Basis								CDI rate + 1.4% p.a.
Unsecured Debentures Due on September 25, 2021 [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures											382,960,000
Unsecured Debentures Due on September 25, 2021 [Member] | Natura Cosmticos SA [Member] | Tranche Two [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture								182,727
Borrowings Maturity								September 25, 2021
Borrowings Interest Rate Basis								CDI rate + 1.75% p.a.
Unsecured Debentures Due September 21, 2020 [Member] | Natura Cosmticos SA [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture							38,904
Borrowings Adjustment To Interest Rate Basis							109.50%
Borrowings Maturity							September 21, 2020
Unsecured Debentures Due September 21, 2021 [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures									R$ 308,000,000
Unsecured Debentures Due September 21, 2021 [Member] | Natura Cosmticos SA [Member] | Tranche Two [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture							30,831
Borrowings Adjustment To Interest Rate Basis							110.50%
Borrowings Maturity							September 21, 2021
Unsecured Debentures Due September 21, 2022 [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures									308,000
Unsecured Debentures Due September 21, 2022 [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures			162,800,000
Unsecured Debentures Due September 21, 2022 [Member] | Natura Cosmticos SA [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture							30,265
Borrowings Adjustment To Interest Rate Basis							112.00%
Borrowings Maturity							September 21, 2022
Unsecured Debentures Due August Fourteen Two Thousand Nineteen [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures											400,000,000
Unsecured Debentures Due March Sixteen Two Thousand Twenty Member [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures											92,820,000
Unsecured Debentures Due September 28, 2021 [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures									R$ 1,827,000,000		1,827,000,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures			145,830,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Two [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings Maturity						August 26, 2024
Repayments Of Debentures			19,210,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings Adjustment To Interest Rate Basis						1.15%
Borrowings Maturity						August 26, 2024
Borrowings Interest Rate Basis						100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15% for other series
Repayments Of Debentures			295,280,000
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Four [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings Adjustment To Interest Rate Basis						1.15%
Borrowings Maturity						August 26, 2024
Borrowings Interest Rate Basis						100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15% for other series
Repayments Of Debentures			R$ 202,910,000
Unsecured Debentures Due August 26, 2024 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Repayments Of Debentures	R$ 913,220,000
Unsecured Debentures Due August 26, 2024 [Member] | Natura Cosmticos SA [Member] | Tranche One [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture						40,000
Borrowings Adjustment To Interest Rate Basis						1.00%
Borrowings Maturity						August 26, 2024
Borrowings Interest Rate Basis						100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1%
Unsecured Debentures Due August 26, 2024 [Member] | Natura Cosmticos SA [Member] | Tranche Two [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture						9,570
Borrowings Adjustment To Interest Rate Basis						1.15%
Borrowings Interest Rate Basis						100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15% for other series
Unsecured Debentures Due August 26, 2024 [Member] | Natura Cosmticos SA [Member] | Tranche Three [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture						68,623
Unsecured Debentures Due August 26, 2024 [Member] | Natura Cosmticos SA [Member] | Tranche Four [Member]
BORROWING, FINANCING AND DEBENTURES
Number Of Debentures Issued | Debenture						39,452
Business notes [member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount | $												$ 500,000
Working capital loan [member] | Operations The Body Shop [Member]
BORROWING, FINANCING AND DEBENTURES
Line of credit facility, maximum borrowing capacity					£ 100								R$ 0			R$ 742,000,000
Borrowings Interest Rate Basis					Sonia rate + 2.9% per annum
ESG debt securities (“Notes ESG”) [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount				R$ 5,600,000,000											$ 1,000,000
Borrowings Maturity				May 3, 2028
Notes Issuance Costs										14,889,000	9,777,000
Deferred Notes Issuance Costs										R$ 79,410,000	R$ 94,293,000
Annual percentage interest rate				4.125%											4.125%
Target Percentage Of Reduction In Greenhouse Gas Emission										13.00%
Target Percentage Of Recycledplastic Use In Packaging										25.00%
Commercial notes [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Notional Amount														R$ 500,000,000
Debt Issuance Cost										R$ 1,266,000
Interest Costs										R$ 126,000